As filed with the Securities and Exchange Commission on May 3, 2000

                                              Securities Act File No. 333-88423
                                       Investment Company Act File No. 811-6500
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                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549
                             --------------------

                                   FORM N-14


                            Registration Statement

                                     under

                          the Securities Act of 1933

                              ------------------

PRE-EFFECTIVE AMENDMENT NO.                  POST-EFFECTIVE AMENDMENT NO. 1 |X|
                       (CHECK APPROPRIATE BOX OR BOXES)

                              ------------------

                     MUNIYIELD NEW YORK INSURED FUND, INC.
            (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)

                             ------------------

                                (609) 282-2800
                       (Area Code and Telephone Number)

                             ------------------

                            800 Scudders Mill Road
                         Plainsboro, New Jersey 08536
                   (Address of Principal Executive Offices:
                    Number, Street, City, State, Zip Code)

                              ------------------

                                Terry K. Glenn
                     MuniYield New York Insured Fund, Inc.
             800 Scudders Mill Road, Plainsboro, New Jersey 08536
       Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)

                              ------------------


                                  Copies to:

  Frank P. Bruno, Esq.                        Michael J. Hennewinkel, Esq.
   BROWN & WOOD LLP                        MERRILL LYNCH ASSET MANAGEMENT, L.P.
One World Trade Center                           800 Scudders Mill Road
New York, NY 10048-0557                            Plainsboro, NJ 08536


                              ------------------



This amendment consists of the following:

(1)      Facing Sheet of the Registration Statement.

(2)      Part C to the Registration Statement (including signature page).

     The Proxy Statement and Prospectus are incorporated by reference from Pre-Effective Amendment No. 1 to this Registration Statement (file No. 333-88423) filed on November 9, 1999.

This amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement the private letter rulings received from the Internal Revenue Service.

                                    PART C

                               OTHER INFORMATION

Item 15.  Indemnification.

     Section 2-418 of the General Corporation Law of the State of Maryland,
Article VI of the Registrant's Amended and Restated Articles of Incorporation, a form of which was previously filed as an exhibit to the Common Stock Registration Statement (defined below); Article VI of the Registrant's By-Laws, which was previously filed as an exhibit to the Common Stock Registration Statement, and the Investment Advisory Agreement, a form of which was previously filed as an exhibit to the Common Stock Registration Statement, provide for indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with any successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     Reference is made to (i) Section 6 of the Purchase Agreement relating to the Registrant's Common Stock, a form of which was filed as an exhibit to the Common Stock Registration Statement, and (ii) Section 7 of the Purchase Agreement relating to the Registrant's AMPS, a form of which was filed as an exhibit to the AMPS Registration Statement (defined below), for provisions relating to the indemnification of the underwriter.

Item 16.  Exhibits.

1 (a)-Articles of Incorporation of the Registrant, dated December 17, 1991. (c)
  (b)-Articles of Amendment relating to name change. (c)
  (c)-Form of Articles Supplementary creating the Series A AMPS and the
      Series B AMPS. (c)
  (d)-Form of Articles Supplementary creating the Series C AMPS, the Series D AMPS and the Series E AMPS. (b)
2    -By-Laws of the Registrant. (c)
3    -Not Applicable.
4    -Form of Agreement and Plan of  Reorganization  among the  Registrant and MuniYield New York Insured Fund 11, Inc.  (included in Exhibit 11 to the Proxy Statement and Prospectus contained in this Registration Statement). (c)
5 (a)-Copies of  instruments  defining  the rights of  stockholders, including the relevant portions of the Articles of Incorporation and the By-Laws of the Registrant.(a)
6    -Form of Investment Advisory Agreement between the Registrant and
      Fund Asset Management, L.P. (c)
7 (a)-Form of Purchase Agreement for the Common Stock. (c)
  (b)-Form of Purchase Agreement for the AMPS. (c)
  (c)-Form of Merrill Lynch Standard Dealer Agreement. (c)
8    -Not applicable.
9    -Custodian Contract between the Registrant and The Bank of New York. (c)
10   -Not applicable.
11   -Opinion and Consent of Brown & Wood LLP, counsel for the Registrant. (c)
12   -Private Letter Ruling from the Internal Revenue Service.
13(a)-Transfer  Agency,  Dividend  Disbursing  Agency and Shareholder
      Servicing Agency  Agreement  between the Registrant and The Bank of
      New York. (c)
  (b)-Form of Auction Agent Agreement between the Registrant and IBJ Whitehall Bank & Trust Company. (c)
  (c)-Form of Broker-Dealer Agreement. (c)
  (d)-Form of Letter of Representations. (c)
14(a)-Consent of Deloitte & Touche LLP, independent auditors for the
      Registrant. (c)
  (b)-Consent of Deloitte & Touche LLP, independent auditors for MuniYield New York Insured Fund II, Inc. for each of the years in the four-year period ended October 31, 1996 and the period June 26, 1992 to October 31, 1992. (c)
  (c)-Consent of Ernst & Young LLP,  independent  auditors  for  MuniYield
      New York Insured Fund II, Inc. for each of the two years in the period ended October 31, 1998. (c)
15   -Not applicable.
16   -Power of Attorney. (c)
---------------

(a) Reference is made to Article V, Article VI (sections 2, 3, 4, 5 and 6), Article VII, Article VIII, Article X, Article XI, Article XII and Article XIII of the Registrant's Articles of Incorporation, previously filed as Exhibit (1) to the Common Stock Registration Statement, and to Article II, Article III (sections 1, 2, 3, 5 and 17),
       Article VI, Article VII, Article XII, Article XII and Article XIV of the Registrant's By-Laws previously filed as Exhibit (2) to the Common Stock Registration Statement. Reference is also made to the Form of Articles Supplementary filed as Exhibit l(d) to the AMPS Registration Statement and as Exhibit 1(e) hereto.

(b) Filed on October 4, 1999, as an Exhibit to the Registrant's Registration Statement on Form N-14 (File No. 333-88423).

(c) Filed on November 9, 1999, as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14
       (File No. 333-88423).

Item 17. Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as Part of an amendment to the registration statement and will not be used until the amendment is effective, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offerings at that time shall be deemed to be the initial bona fide offering of them.

     (3) The Registrant undertakes to file, by post-effective amendment, either a copy of the Internal Revenue Private letter ruling applied for or an opinion of counsel as to certain tax matters, within a reasonable receipt of such ruling or opinion.

                                  SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 3rd day of May, 2000.

                                         MUNIYIELD NEW YORK INSURED FUND, INC.
                                              (Registrant)



                                          By    /s/ Terry K. Glenn
                                            ----------------------------------
                                             (Terry K. Glenn, President)



                                 EXHIBIT INDEX

Exhibit
Number                              Description
-------                             -----------

12                                  Private Letter Ruling from the Internal
                                    Revenue Service.

Internal Revenue Service            Department of the Treasury

Index Number: 0368.00-00            Washington, DC 20224

Donald C. Burke                     Person to Contact:
Vice President and Treasurer        Kevin Shea Id# 50-06578
MuniYield New York Insured Fund II  Telephone Number:
800 Scudders Mill Road              (202) 622-7550
Plainsboro, NJ 08536                Refer Reply To:
                                    CC:DOM:CORP:5 -PLR-115971-99
                                    Date:
                                    March 2, 2000



Acquiring         =        MuniYield New York Insured Fund
                           a Maryland corporation
                           EIN 22-3144223

Target Fund       =        MuniYield New York Insured Fund II
                           a Maryland corporation
                           EIN 22-3170745

State A           =        Maryland


Dear Mr. Burke:

     This is in reply to a letter dated September 24, 1999, in which rulings are requested as to the federal income tax consequences of a proposed transaction. Additional information was submitted in letters dated December 20, 1999, and January 12 and March 1, 2000. The facts submitted for consideration are substantially as set forth below.

     Acquiring is a closed-end nondiversified management investment company organized under the laws of State A. Acquiring has elected to be taxed as a regulated investment company ("RIC") under ss.ss.851-855 of the Internal Revenue Code. Acquiring has outstanding voting common stock and two series of voting preferred stock.

     Target Fund a closed-end nondiversified management investment company organized under the laws of State A. Target Fund has elected to be taxed as a RIC under ss.ss.851-855 of the Internal Revenue Code. Target Fund has outstanding voting common stock and four series of voting preferred stock.

     Each of Acquiring and Target Fund is registered under the Investment Company Act of 1940.

     For what are represented to be valid business reasons, the following transaction is proposed:

     (i) Target Fund will transfer all of its assets and liabilities to Acquiring in exchange for Acquiring voting common stock and voting preferred stock.

     (ii) Target Fund will dissolve and distribute the Acquiring voting common and voting preferred stock to its shareholders. Each Target Fund common stockholder will be entitled to receive a proportionate number of Acquiring common shares equal to the aggregate net asset value of the Target Fund common stock owned by such shareholder on the exchange date. Each Target Fund preferred shareholder, likewise, will be entitled to receive a number of Acquiring preferred shares having a liquidation preference and value equal to the liquidation preference and value of the Target Fund shares owned by such shareholder on the exchange date. Target Fund's preferred shares have the same terms as the Acquiring preferred shares to be issued.

     (iii) Acquiring may sell up to 66 percent of the assets received in the transfers and will reinvest the proceeds consistent with its investment objectives and policies. Acquiring will not sell more than 66 percent of Target Fund's assets following the transaction.

     No fractional shares will be issued by Acquiring in the transaction. All fractional shares of Acquiring common stock will be aggregated and sold and the fractional shareholders will receive cash in lieu thereof.

     The following representations have been made in connection with the proposed transaction:

     (a) The fair market value of the Acquiring stock received by each Target Fund shareholder will be approximately equal to the fair market value of the Target Fund stock surrendered in the exchange.

     (b) Acquiring will acquire at least 90 percent of the fair market value of the net assets and at least 70 percent of the fair market value of the gross assets held by Target Fund immediately prior to the transaction. For purposes of this representation, amounts paid by Target Fund to dissenters, amounts used by Target Fund to pay its reorganization expenses, amounts paid by Target Fund to shareholders who receive cash or other property, and all redemptions and distributions (except for regular, normal dividends) made by Target Fund immediately preceding the transfer will be included as assets of the Target Fund held immediately prior to the transaction.

     (c) Acquiring has no plan or intention to reacquire any of its stock issued in the transaction.

     (d) After the transaction, Acquiring will use the assets acquired from Target Fund in its business, except that a portion of these assets may be sold or otherwise disposed of in the ordinary course of Acquiring's business and as set forth above in step (iii) of the transaction. Any proceeds will be invested in accordance with Acquiring's investment objectives. Otherwise, Acquiring has no plan or intention to sell or otherwise dispose of any of the assets of Target Fund acquired in the transaction except for dispositions made in the ordinary course of business.

     (e) Target Fund will distribute to its shareholders the stock of Acquiring received pursuant to the plan of reorganization.

     (f) The liabilities of Target Fund assumed by Acquiring and any liabilities to which the transferred assets of Target Fund are subject were incurred by Target Fund in the ordinary course of its business.

     (g) Following the transaction, Acquiring will continue the historic business of Target Fund or use a significant portion of Target Fund's historic business assets in the continuing business.

     (h)       Target Fund, Acquiring and the shareholders of Target
               Fund will pay their respective expenses, if any, incurred in connection with the transaction.

     (i) There is no intercorporate indebtedness existing between Target Fund and Acquiring that was issued, acquired, or will be settled at a discount.

     (j) Acquiring and Target Fund meet the requirements of a regulated investment company as referred to in ss. 368(a)(2)(F).

     (k) The fair market value of the assets of Target Fund transferred to Acquiring will equal or exceed the sum of the liabilities assumed by Acquiring, plus the amount of liabilities, if any, to which the transferred assets are subject.

     (1) At the time of the transaction, Acquiring will not have any outstanding warrants, options, convertible securities, or any type of right pursuant to which any person could acquire stock in Acquiring that, if exercised or converted, would affect the Target Fund's shareholders' acquisition or retention of Control of Acquiring, defined in ss.368(a)(2)(H).

     (m) Cash is being distributed to shareholders of Target Funds in lieu of fractional shares of Acquiring solely to save Acquiring the expense and inconvenience of issuing and transferring fractional shares, and such cash does not represent separately bargained for consideration in the transaction. The total cash consideration that will be paid to Target Fund shareholders instead of issuing fractional shares of Acquiring stock will not exceed one percent of the total consideration that will be issued in the transaction to the Target Fund shareholders in exchange for their shares of Target Fund stock. The fractional share interests of each shareholder of a Target Fund will be aggregated, and no Target shareholder will receive cash in an amount equal to or greater than the value of one full share of Acquiring stock.

     (n) Target Fund is not under the jurisdiction of a court in a title 11 or similar case within the meaning of ss.368(a)(3)(A).

     (o) Target Fund and Acquiring have elected to be taxed as RICs under ss.851, and for all of their taxable periods (including the last short taxable period ending on the date of the transaction, for Target Fund), have qualified for the special tax treatment afforded RICs under the Code. After the transaction, Acquiring intends to continue to so qualify.

     (p) There is no plan or intention for Acquiring (the issuing corporation as defined in ss.1.368-1 (b)) or any person related (as defined in ss.1.3681 (e)(3)) to Acquiring, to acquire, during the five year period beginning on the date of the proposed transaction, with consideration other than Acquiring stock, Acquiring stock furnished in exchange for a proprietary interest in Target Fund in the proposed transaction, either directly or through any transaction, agreement, or arrangement with any other person, except for cash distributed to Target Fund's common shareholders in lieu of fractional shares of Acquiring common stock.

     (q) During the five year period ending on the date of the proposed transaction: i) neither Acquiring, nor any person related (as defined in ss.1.368-1 (e)(3)) to Acquiring, will have acquired Target Fund's stock with consideration other than Acquiring stock; ii) neither Target Fund, nor any person related (as defined in ss.1.368-1(e)(3) without regard to ss.1.368-1(e)(3)(i)(A)) to Target Fund, will have acquired Target Fund's stock with consideration other than Acquiring stock or Target Fund's stock; and iii) no distributions will have been made with respect to Target Fund's stock (other than ordinary, normal, regular, dividend distributions made pursuant to Target Fund's historic dividend paying practice), either directly or through any transaction, agreement, or arrangement with any other person, except for a) cash paid to dissenters and b) distributions described in ss.ss.852 and 4982 of the Code, as required for Target Fund's tax treatment as a RIC.

     (r) The aggregate value of the acquisitions, redemptions, and distributions discussed in paragraphs (p) and (q), above, will not exceed 50 percent of the value (without giving effect to the acquisitions, redemptions and distributions) of the proprietary interest in Target Fund on the effective date of the proposed transaction.

     (s) After the transaction, shareholders of Target Fund will be in control of Acquiring within the meaning of ss.368(a)(2)(H).

     (t)       The total adjusted basis of the assets of the Target
               Fund transferred to Acquiring will equal or exceed the sum of liabilities to be assumed by Acquiring, plus the amount of the liabilities, if any to which the transferred assets are subject.

    Based solely upon the information and representations set forth above, we hold as follows:

     (1) The acquisition by Acquiring of substantially all of the assets of Target Fund in exchange for voting shares of Acquiring stock and Acquiring's assumption of Target Fund's liabilities, followed by the distribution of Target Fund to its shareholders of Acquiring shares and any remaining assets, in complete liquidation, will qualify as a reorganization within the meaning of ss.368(a)(1)(D) of the Code. Acquiring and Target Fund each will be deemed a "party to a reorganization" within the meaning of ss.368(b).

     (2) No gain or loss will be recognized by Target Fund upon the transfer of substantially all of its assets to Acquiring solely in exchange for Acquiring voting stock and Acquiring's assumption of Target Fund's liabilities or upon the distribution of Acquiring stock to the Target Fund shareholders (ss.ss.361 (a) and (c), 357(a)).

     (3) Acquiring will not recognize any gain or loss on the receipt of the assets of Target Fund in exchange for voting shares of Acquiring (ss.l032(a)).

     (4) The basis of Target Fund's assets in the hands of Acquiring will be the same as the basis of those assets in the hands of Target Fund immediately prior to the reorganization (ss.362(b)).

     (5) Acquiring's holding period for the Target Fund assets acquired will include the period during which such assets were held by the Target Fund (ss.1223(2)).

     (6) The shareholders of Target Fund will not recognize any gain or loss on the receipt of voting shares of Acquiring (including fractional shares to which they may be entitled) solely in exchange for their shares in Target Fund (ss.354(a)(1)).

     (7) The basis of the Acquiring shares received by Target Fund shareholders (including fractional shares to which they may be entitled) will be the same, in the aggregate, as the basis of the Target Fund shares surrendered in exchange (ss.358(a)(1)).

     (8) The holding period of the Acquiring shares received by Target Fund shareholders in exchange for their Target Fund shares (including fractional shares to which they may be entitled) will include the period during which the exchanged Target Fund shares were held, provided that the Target Fund shares are held as a capital asset in the hands of the Target Fund shareholder on the date of the exchange (ss.1223(l)).

     (9)       Any gain or loss realized by a shareholder of Target
               Fund upon the sale of fractional share interests of Acquiring voting stock to which the stockholder is entitled will be recognized to the shareholder measured by the difference between the amount of cash received and the basis of the fractional share interest. Where the stock surrendered qualifies as a capital asset in the hands of the shareholder, such gain or loss will be a capital gain or loss subject to the provisions and limitations of Subchapter P of Chapter 1 of the Code.

     (10) Pursuant to ss.381(a) and ss.1.381(a)-l, Acquiring will succeed to and take into account the items of the Target Funds described in ss.381 (c), subject to the conditions and limitations specified in ss.ss.381(b) and (c), 382, 383, and 384.

     No opinion is expressed about the tax treatment of the proposed transaction under other provisions of the Code or regulations or about the tax treatment of any conditions existing at the time of, or effects resulting from, the proposed transaction that are not specifically covered by the above rulings.

     This letter is directed only to the taxpayer who requested it. Section 611 0(k)(3) provides that it may not be used or cited as precedent.

     A copy of this letter should be attached to the federal income tax return of the taxpayers involved for the taxable year in which the transaction covered by this letter is consummated.

     Pursuant to a power of attorney on file in this office, a copy of this letter has been sent to the taxpayer's representative.

                                  Sincerely,
                                  Assistant Chief Counsel (Corporate)




                                  By:           /s/ CHARLES WHEDBEE
                                     ------------------------------
                                  Charles Whedbee
                                  Senior Technical Reviewer, Branch 5